JPMorgan Trust I

270 Park Avenue

New York, New York 10017

January 13, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I on behalf of

JPMorgan Global Bond Opportunities Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 475 (Amendment No. 476 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to reflect changes to the Fund’s investment strategies.

If you have any questions, please contact the undersigned at (614) 213-4042.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary